N-4	Dec. 31, 2025 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE & ANNUITY Co.
Entity Central Index Key	0000103007
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES AND ADJUSTMENTS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If the Investor withdraws money from the Contract within ten (10) Contract Years, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn.

For example, if you make an early withdrawal from the Corporate 401 Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, taxes, or tax penalties.

If all or a portion of your Account Value is removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we will apply a Market Value Adjustment, which may be negative and could cause a potential loss of up to 100% of your Account Value in the GAA. For example, you allocate $100,000 to the GAA with a 3-year Guaranteed Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties. A MVA may apply if you withdraw or transfer Account Value from the GAA, or upon payments due to the death of the participant, if paid more than six months following death (or disability, if applicable).

See “FEE TABLE – Transaction Expenses,” “FEE TABLE – Adjustments,” “CHARGES, FEES AND ADJUSTMENTS – Transaction Fees – Early Withdrawal Charge,” and “CHARGES, FEES AND ADJUSTMENTS – Market Value Adjustments.”

Are There Transaction Charges?

Yes.

• In addition to the early withdrawal charge, the Investor may also be charged for other transactions;

• For transferring or reallocating Account Value among the investment options; and

• Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate.

See “FEE TABLE – Transaction Expenses” and “CHARGES, FEES AND ADJUSTMENTS.”

FEES, EXPENSES AND ADJUSTMENTS (continued from previous page)
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base Contract Expenses (varies by Contract)	1.19%[1,2]	1.50%[1,2]
HR 10 Contract (Portfolio Company fees and expenses)	0.53%[3]	0.95%[3]
SEP Contract (Portfolio Company fees and expenses)	0.53%[3]	0.95%[3]
Group IRA Contract Portfolio Company fees and expenses)	0.53%[3]	0.95%[3]
Corporate 401 Contract (Portfolio Company fees and expenses)	0.53%[3]	0.95%[3]
[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.25% for HR 10 Contract, SEP Contract and Group IRA Contract and 1.19% for Corporate 401 Contract), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; (2) an administrative expense charge of up to 0.25% annually of Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000755455%. The maximum base contract expenses reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. The annual maintenance fee is not applied to amounts held under Group IRA certificates and may be reduced or waived in certain circumstances for the Contract. The minimum amount reflects these reductions or waivers, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for Corporate 401 Contract and the maximum amount reflects the higher mortality and expense risk charge for the other Contract. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”
[3]	As a percentage of the Portfolio Company’s net assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
FEES, EXPENSES AND ADJUSTMENTS (continued from previous page)
Are There Ongoing Fees and Expenses?	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.
Lowest Annual Cost Estimate HR 10 Contract: $1,598	Highest Annual Cost Estimate: HR 10 Contract: $2,130
Lowest Annual Cost Estimate SEP Contract: $1,639	Highest Annual Cost Estimate SEP Contract: $1,777
Lowest Annual Cost Estimate Group IRA Contract: $1,590	Highest Annual Cost Estimate Group IRA Contract: $1,729
Lowest Annual Cost Estimate Corporate 401 Contract: $1,572	Highest Annual Cost Estimate Corporate 401 Contract: $1,711

Assumes:

•    Investment of $100,000;

•    5% annual appreciation;

•    No optional benefits;

•    Fees and expenses of least expensive Fund;

•    No sales charges; and

•    No additional Purchase Payments, transfers or withdrawals.

Assumes: • Investment of $100,000; • 5% annual appreciation; • Fees and expenses for the most expensive Fund; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.
	See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.
Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?

Yes. If the Investor withdraws money from the Contract within ten (10) Contract Years, the Investor can be assessed an early withdrawal charge equal to a maximum of 5% of the amount withdrawn.

For example, if you make an early withdrawal from the Corporate 401 Contract, you could pay a surrender charge of up to $5,000 on a $100,000 investment. This loss will be greater if there is a negative Market Value Adjustment, taxes, or tax penalties.

If all or a portion of your Account Value is removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we will apply a Market Value Adjustment, which may be negative and could cause a potential loss of up to 100% of your Account Value in the GAA. For example, you allocate $100,000 to the GAA with a 3-year Guaranteed Term and later withdraw the entire amount before the 3 years have ended, you could lose up to $100,000 of your investment. This loss will be greater if you also have to pay a surrender charge, taxes, and tax penalties. A MVA may apply if you withdraw or transfer Account Value from the GAA, or upon payments due to the death of the participant, if paid more than six months following death (or disability, if applicable).

See “FEE TABLE – Transaction Expenses,” “FEE TABLE – Adjustments,” “CHARGES, FEES AND ADJUSTMENTS – Transaction Fees – Early Withdrawal Charge,” and “CHARGES, FEES AND ADJUSTMENTS – Market Value Adjustments.”

Surrender Charge Phaseout Period, Years	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?

Yes.

• In addition to the early withdrawal charge, the Investor may also be charged for other transactions;

• For transferring or reallocating Account Value among the investment options; and

• Certain Funds may impose redemption fees as a result of withdrawals, transfers or other Fund transactions you may initiate.

See “FEE TABLE – Transaction Expenses” and “CHARGES, FEES AND ADJUSTMENTS.”

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee	Minimum	Maximum
Base Contract Expenses (varies by Contract)	1.19%[1,2]	1.50%[1,2]
HR 10 Contract (Portfolio Company fees and expenses)	0.53%[3]	0.95%[3]
SEP Contract (Portfolio Company fees and expenses)	0.53%[3]	0.95%[3]
Group IRA Contract Portfolio Company fees and expenses)	0.53%[3]	0.95%[3]
Corporate 401 Contract (Portfolio Company fees and expenses)	0.53%[3]	0.95%[3]
[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.25% for HR 10 Contract, SEP Contract and Group IRA Contract and 1.19% for Corporate 401 Contract), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; (2) an administrative expense charge of up to 0.25% annually of Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000755455%. The maximum base contract expenses reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. The annual maintenance fee is not applied to amounts held under Group IRA certificates and may be reduced or waived in certain circumstances for the Contract. The minimum amount reflects these reductions or waivers, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for Corporate 401 Contract and the maximum amount reflects the higher mortality and expense risk charge for the other Contract. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”
[3]	As a percentage of the Portfolio Company’s net assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
FEES, EXPENSES AND ADJUSTMENTS (continued from previous page)
Are There Ongoing Fees and Expenses?	Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges and negative Market Value Adjustments that substantially increase costs.
Lowest Annual Cost Estimate HR 10 Contract: $1,598	Highest Annual Cost Estimate: HR 10 Contract: $2,130
Lowest Annual Cost Estimate SEP Contract: $1,639	Highest Annual Cost Estimate SEP Contract: $1,777
Lowest Annual Cost Estimate Group IRA Contract: $1,590	Highest Annual Cost Estimate Group IRA Contract: $1,729
Lowest Annual Cost Estimate Corporate 401 Contract: $1,572	Highest Annual Cost Estimate Corporate 401 Contract: $1,711

Assumes:

•    Investment of $100,000;

•    5% annual appreciation;

•    No optional benefits;

•    Fees and expenses of least expensive Fund;

•    No sales charges; and

•    No additional Purchase Payments, transfers or withdrawals.

Assumes: • Investment of $100,000; • 5% annual appreciation; • Fees and expenses for the most expensive Fund; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.
See “FEE TABLE – Periodic Fees and Expenses” and “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.19%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.50%	[1]
Base Contract (N-4) Footnotes [Text Block]
[1]	As a percentage of average Account Value.
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.25% for HR 10 Contract, SEP Contract and Group IRA Contract and 1.19% for Corporate 401 Contract), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; (2) an administrative expense charge of up to 0.25% annually of Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000755455%. The maximum base contract expenses reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. The annual maintenance fee is not applied to amounts held under Group IRA certificates and may be reduced or waived in certain circumstances for the Contract. The minimum amount reflects these reductions or waivers, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for Corporate 401 Contract and the maximum amount reflects the higher mortality and expense risk charge for the other Contract. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”

Investment Options Footnotes [Text Block]	As a percentage of the Portfolio Company’s net assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.
Lowest and Highest Annual Cost [Table Text Block]
Lowest Annual Cost Estimate HR 10 Contract: $1,598	Highest Annual Cost Estimate: HR 10 Contract: $2,130
Lowest Annual Cost Estimate SEP Contract: $1,639	Highest Annual Cost Estimate SEP Contract: $1,777
Lowest Annual Cost Estimate Group IRA Contract: $1,590	Highest Annual Cost Estimate Group IRA Contract: $1,729
Lowest Annual Cost Estimate Corporate 401 Contract: $1,572	Highest Annual Cost Estimate Corporate 401 Contract: $1,711

Assumes:

•    Investment of $100,000;

•    5% annual appreciation;

•    No optional benefits;

•    Fees and expenses of least expensive Fund;

•    No sales charges; and

•    No additional Purchase Payments, transfers or withdrawals.

Assumes: • Investment of $100,000; • 5% annual appreciation; • Fees and expenses for the most expensive Fund; • No sales charges; and • No additional Purchase Payments, transfers or withdrawals.

Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Is This a Short-Term Investment

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.

Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties. Amounts removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term may also result in a negative Market Value Adjustment. At the end of the Guaranteed Term we will reallocate your Account Value in the GAA according to your instructions. If you have not provided instructions, we will automatically reinvest the maturing investment into a guaranteed term available in the current deposit period. For contracts that distinguish between short- and long-term classifications, we will generally transfer the maturing investment to the available deposit period for the guaranteed term having the shortest maturity within the same classification. For other contracts, we will generally transfer the maturing investment in the following manner based upon availability:

•    To a guaranteed term of the same duration, if available;

•    To a guaranteed term with the next shortest duration, if available; or

•    To a guaranteed term with the next longest duration.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

What Are the Risks Associated with the Investment Options?

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and “THE INVESTMENT OPTIONS – The Fixed Interest Options.”

What Are the Risks Related to the Insurance Company?

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Investment Restrictions [Text Block]

Yes.

•    Your plan may limit the number of investment options you may select at any one time. Please refer to your plan documents for more information.

•    Some Subaccounts and Fixed Interest Options may not be available through your plan. Please refer to your plan documents for a list of Subaccounts and Fixed Interest Options available to you;

•    Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options;

•    Not all Fixed Interest Options may be available for current or future investment;

•    There are certain restrictions on transfers from the Fixed Interest Options;

•    The Company reserves the right to combine two or more Subaccounts, close Subaccounts or substitute a new Fund for a Fund in which a Subaccount currently invests; and

•    The Contract is not designed to serve as a vehicle for frequent transfers. We actively monitor Fund transfer and reallocation activity to identify violations of our Excessive Trading Policy. Electronic trading privileges will be suspended if the Company determines, in its sole discretion, that our Excessive Trading Policy has been violated.

See “THE INVESTMENT OPTIONS – Selecting Investment Options and Right to Change the Separate Account,” “THE CONTRACT – Limits on Frequent or Disruptive Transfers” and “OTHER TOPICS – Financial Intermediary Variations” in the full Contract prospectus.

Key Information, Benefit Restrictions [Text Block]

Yes.

•    We may discontinue or restrict the availability of an optional benefit;

•    Benefits available to you may vary based on your plan. Please refer to your plan documents for benefits available to you; Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain Contract benefits; and

•    If not required under your plan, we may discontinue the availability of one or all of the Systematic Distribution Options at any time and/or change the terms of future elections.

See “SYSTEMATIC DISTRIBUTION OPTIONS – Availability of Systematic Distribution Options” and “OTHER TOPICS – Financial Intermediary Variations.”

Tax Implications [Text Block]

•    You should consult with a tax and/or legal adviser to determine the tax implications of an investment in, and distributions received under, the Contract;

•    There is no additional tax benefit to the Investor if the Contract is purchased through a tax-qualified plan or IRA; and

•    Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.

See “FEDERAL TAX CONSIDERATIONS.”

Investment Professional Compensation [Text Block]

•    We pay compensation to broker/dealers whose registered representatives sell the Contract.

•    Compensation may be paid in the form of commissions or other compensation, depending upon the agreement between the broker/dealers and the registered representative.

•    Because of this sales-based compensation, an investment professional may have a financial incentive to offer or recommend the Contract over another investment.

See “OTHER TOPICS – Contract Distribution.”

Exchanges [Text Block]

Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should exchange your contract only if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.

	See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees, expenses and adjustments that you will pay when buying, owning and surrendering or making withdrawals from an Investment Option or the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract or transfer Account Value between investment options. State premium taxes may also be deducted.

Transaction Expenses

Maximum Early Withdrawal Charge[1]
(as a percentage of amount withdrawn, if applicable)	5.00%
Allocation and Transfer Fees[2]	$10.00
Premium Tax[3]	0.00% to 4.00%

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Account Value is removed from the Guaranteed Accumulation Account or from the Contract before the expiration of a specified period.

Adjustments

Guaranteed Accumulation Account Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account Value withdrawn from the Guaranteed Accumulation Account)[4]	100%

[1]	This is a deferred sales charge. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. No early withdrawal charge applies to amounts held in the Fixed Account or the Subaccounts under Group IRA Contract. See “CHARGES, FEES AND ADJUSTMENTS – Transaction Fees – Early Withdrawal Charge.”
[2]	We currently allow an unlimited number of transfers or allocation changes without charge. However, we reserve the right to impose a transfer fee of $10.00 for each transfer or allocation change in excess of 12 during each calendar year. See “CHARGES, FEES AND ADJUSTMENTS – Transaction Fees – Allocation and Transfer Fees.”
[3]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES, FEES AND ADJUSTMENTS ‒ Premium and Other Taxes.”
[4]	A Market Value Adjustment will apply to withdrawals or transfers from the Guaranteed Accumulation Account. Withdrawals due to the election of a lifetime income option and Withdrawals due to the death of the participant (if paid within the first six months following death) will be subject to an aggregate MVA only if it is positive. All other withdrawals will be subject to an aggregate MVA, regardless of whether it is positive or negative. For more information, see “CHARGES, FEES AND ADJUSTMENTS – Contract Adjustments.”

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses

	CONTRACTS
	Applicable to HR 10	Applicable to SEP	Applicable to Corporate 401	Applicable to Group IRA
Annual Maintenance Fee[5]	$30.00	$30.00	$30.00	--
Base Contract Expenses[6] (as a percentage of average Account Value)	1.50%	1.25%	1.19%	1.25%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Funds available under the Contract, including their annual expenses, may be found in APPENDIX A of this Prospectus.

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.53%	0.95%
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025) after any waivers or expense reimbursements[7]	0.40%	0.58%

[5]	This fee is deducted from each individual or plan account. It may be reduced or waived in certain circumstances. The maintenance fee does not apply to amounts held under Group IRA Contract. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges – Annual Maintenance Fee.”

[6]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit. The base contract expenses also reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”
[7]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the Fund company’s board of directors.

See “CHARGES, FEES AND EXPENSES – Fund Fees and Expenses” for additional information about the fees and expenses of the Funds, including information about the revenue we may receive from each of the Funds or the Funds’ affiliates.

Examples

These examples are intended to help you compare the cost of investing in the Variable Investment Options with the cost of investing in other variable annuity contracts that offer Variable Investment Options. These costs include transaction expenses, annual Contract expenses and annual Fund expenses.

The Example assumes all Account Value is allocated to the Variable Investment Options. Your costs could differ from those below if you invest in the Fixed Income Options, including the GAA. The examples do not reflect the Market Value Adjustment you may incur if you remove Contract Value from the GAA prior to the end of a Guarantee Period.

The following examples assume that you invest $100,000 in the Variable Investment Options for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the most expensive combination of annual Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Applicable to HR 10:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$7,609	$13,030	$17,596	$27,870

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,482	$7,637	$13,059	$27,870

Applicable to SEP Contracts:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$7,182	$11,743	$15,423	$23,289

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,032	$6,280	$10,786	$23,289
*	Example B will not apply if during the Income Phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within three years after payments start. In that case, the lump-sum payment is treated as a withdrawal during the Accumulation Phase and may be subject to an early withdrawal charge. Refer to Example A.

Applicable to Corporate 401 Contracts:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$7,124	$11,570	$15,129	$22,660

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$1,971	$6,097	$10,478	$22,660

Applicable to Group IRA Contracts:

Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$1,950	$6,031	$10,367	$22,432

Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$1,950	$6,031	$10,367	$22,432

*	Example B will not apply if during the Income Phase a nonlifetime payment option is elected with variable payments and a lump-sum payment is requested within three years after payments start. In that case, the lump-sum payment is treated as a withdrawal during the Accumulation Phase and may be subject to an early withdrawal charge. Refer to Example A.

Transaction Expenses [Table Text Block]	Transaction Expenses
Maximum Early Withdrawal Charge[1]
(as a percentage of amount withdrawn, if applicable)	5.00%
Allocation and Transfer Fees[2]	$10.00
Premium Tax[3]	0.00% to 4.00%

Sales Load (of Purchase Payments), Maximum [Percent]	5.00%	[3]
Sales Load, Footnotes [Text Block]	This is a deferred sales charge. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. No early withdrawal charge applies to amounts held in the Fixed Account or the Subaccounts under Group IRA Contract. See “CHARGES, FEES AND ADJUSTMENTS – Transaction Fees – Early Withdrawal Charge.”
Other Transaction Fee, Current [Dollars]	$ 10	[4]
Other Transaction Fee (of Other Amount), Maximum [Percent]	4.00%	[5]
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00%	[5]
Other Transaction Fee, Footnotes [Text Block]	We currently allow an unlimited number of transfers or allocation changes without charge. However, we reserve the right to impose a transfer fee of $10.00 for each transfer or allocation change in excess of 12 during each calendar year. See “CHARGES, FEES AND ADJUSTMENTS – Transaction Fees – Allocation and Transfer Fees.”
[3]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES, FEES AND ADJUSTMENTS ‒ Premium and Other Taxes.”

Contract Adjustments, Fee Table [Table Text Block]	Adjustments

Guaranteed Accumulation Account Maximum Potential Loss Due to Market Value Adjustment (as a percentage of Account Value withdrawn from the Guaranteed Accumulation Account)[4]	100%

Contract Adjustment, Maximum Potential Loss Over Amount Withdrawn [Percent]	100.00%	[6]
Annual Contract Expenses [Table Text Block]

Annual Contract Expenses

	CONTRACTS
	Applicable to HR 10	Applicable to SEP	Applicable to Corporate 401	Applicable to Group IRA
Annual Maintenance Fee[5]	$30.00	$30.00	$30.00	--
Base Contract Expenses[6] (as a percentage of average Account Value)	1.50%	1.25%	1.19%	1.25%

Base Contract Expense, Footnotes [Text Block]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit. The base contract expenses also reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”
Other Annual Expense, Footnotes [Text Block]	This fee is deducted from each individual or plan account. It may be reduced or waived in certain circumstances. The maintenance fee does not apply to amounts held under Group IRA Contract. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges – Annual Maintenance Fee.”
Annual Portfolio Company Expenses [Table Text Block]

Annual Fund Expenses

Total Annual Fund Operating Expense	Minimum	Maximum
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025).	0.53%	0.95%
Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025) after any waivers or expense reimbursements[7]	0.40%	0.58%

Portfolio Company Expenses [Text Block]	Expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses (as of December 31, 2025)
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.53%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	0.95%
Portfolio Company Expenses After Waivers and Reimbursement Minimum [Percent]	0.40%	[7]
Portfolio Company Expenses After Waivers and Reimbursement Maximum [Percent]	0.58%	[7]
Portfolio Company Expenses, Footnotes [Text Block]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the Fund company’s board of directors.
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

There are risks associated with investing in the Contract.

•	Market Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account if you remove Account Value before the end of a Guaranteed Term. If interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.
•	Early Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You may also incur a negative MVA if you remove Account Value from the Guaranteed Accumulation Account before the end of a Guaranteed Term. Under extreme conditions, you could lose up to 100% of your withdrawal from the GAA due to a negative MVA. Withdrawals can result in a significant reduction in your Account Value, death benefit and benefits under a participant certificate. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle.
•	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised.
•	Contract Changes - We do not guarantee that each Fund or Fixed Interest Option will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, combine two or more Subaccounts; close Subaccounts and, unless we receive alternative allocation instructions, allocate all future amounts directed to the Subaccount that was closed or is unavailable among the other available Subaccounts according to the most recent allocation instructions we have on file; or substitute a new Fund for a Fund in which a Subaccount currently invests. Additionally, we may limit your ability to make transfers between investment options if you violate our policy on frequent or disruptive transfers.
•	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
•	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½.
•	Business Disruption and Cybersecurity Risks – We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract. Some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain Contract benefits. For more information, see “OTHER TOPICS – Financial Intermediary Variations” section of this Prospectus. If you have any questions about any limitations, restrictions, or other variations related to the contract benefits available to you, please reach out to your financial institution or broker-dealer.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit equal to the Account Value.	Standard	No additional fee for this benefit	For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

DEATH BENEFIT

The Contract provides a death benefit in the event of your death. Under the Corporate 401 Contract, the HR 10 Contract and the SEP Contract, the death benefit is payable to the Contract Holder. The Contract Holder may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”). Under the Group IRA Contract, each participant must name a Beneficiary who shall be entitled to receive any death benefit due under the Contract.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE INCOME PHASE – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Holder (on behalf of your Plan Beneficiary, if applicable) or the IRA participant must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “INCOME PHASE – Income Phase Payment Options”); or

•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “SYSTEMATIC DISTRIBUTION OPTIONS.”

The Account Value may also remain invested in the Contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the

Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

The Value of the Death Benefit (the “Account Value Death Benefit”)

The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is paid more than six months after your death. We describe the market value adjustment in “CHARGES, FEES AND ADJUSTMENTS” and the STATEMENT OF ADDITIONAL INFORMATION.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and selection of a payment option in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS” for additional information.

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Account Value Death Benefit	Pays a death benefit equal to the Account Value.	Standard	No additional fee for this benefit	For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Systematic Distribution Options	Allows you to receive regular payments from your account without moving into the Income Phase.	Standard	No additional fee for this benefit.	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits

Benefits Description [Table Text Block]

DEATH BENEFIT

The Contract provides a death benefit in the event of your death. Under the Corporate 401 Contract, the HR 10 Contract and the SEP Contract, the death benefit is payable to the Contract Holder. The Contract Holder may direct that we make any payments to the Beneficiary you name under the plan (“Plan Beneficiary”). Under the Group IRA Contract, each participant must name a Beneficiary who shall be entitled to receive any death benefit due under the Contract.

During the Accumulation Phase

For death benefit information applicable to the Income Phase, see “THE INCOME PHASE – Death Benefit During the Income Phase.”

Payment Process

•	Following your death, the Contract Holder (on behalf of your Plan Beneficiary, if applicable) or the IRA participant must provide the Company with proof of death acceptable to us and a payment request in Good Order;
•	The payment request should include selection of a benefit payment option (see below); and
•	Within seven calendar days after Customer Service receives proof of death acceptable to us and a payment request in Good Order, we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distribution will be made.

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “INCOME PHASE – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “SYSTEMATIC DISTRIBUTION OPTIONS.”

The Account Value may also remain invested in the Contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the

Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

The Value of the Death Benefit (the “Account Value Death Benefit”)

The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is paid more than six months after your death. We describe the market value adjustment in “CHARGES, FEES AND ADJUSTMENTS” and the STATEMENT OF ADDITIONAL INFORMATION.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and selection of a payment option in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Tax Code Requirements

If the death benefit is not taken in a lump sum by the end of the calendar year following your death, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for death occurring after January 1, 2020. Subject to certain exceptions most non-spouse beneficiaries must now complete death benefit distributions within ten years of your death in order to satisfy required minimum distribution rules. A beneficiary should consult a tax adviser. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS” for additional information.

Operation of Benefit [Text Block]

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our General Account (described in “The Retained Asset Account” below) or by check. For additional information about the payment options available to you, please refer to your claim forms or contact Customer Service. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our General Account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our General Account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental Contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the

Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

The Value of the Death Benefit (the “Account Value Death Benefit”)

The death benefit will be based on your Account Value. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your Account Value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is paid more than six months after your death. We describe the market value adjustment in “CHARGES, FEES AND ADJUSTMENTS” and the STATEMENT OF ADDITIONAL INFORMATION.

The death benefit is calculated as of the next time we value your account following the date on which Customer Service receives proof of death and selection of a payment option in Good Order. In addition to this amount, some states require we pay interest on amounts invested in Fixed Interest Options, calculated from date of death at a rate specified by state law.

Calculation Method of Benefit [Text Block]

Benefit Payment Options

The following payment options are available, if allowed by the Tax Code:

•	Lump-sum payment;
•	Payment in accordance with any of the available Income Phase payment options (see “INCOME PHASE – Income Phase Payment Options”); or
•	Payment in accordance with an available systematic distribution option (subject to certain limitations). See “SYSTEMATIC DISTRIBUTION OPTIONS.”

The Account Value may also remain invested in the Contract; however, the Tax Code limits how long the death benefit proceeds may be left in this option.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The Variable Options and Fixed Interest Options available to you may vary based on employer. You should refer to your plan documents for a list of available Investment Options. Additionally, some financial institutions or broker-dealers through which the Contract is sold may limit the availability of certain investment options. For more information, see “OTHER TOPICS – Financial Intermediary Variations” section of this Prospectus. If you have any questions about any limitations, restrictions, or other variations related to the investment options available to you, please reach out to your financial institution or broker-dealer.

Variable Options

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA01718. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long- term capital appreciation.	Voya Balanced Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high- quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of August 20, 2010.

Fixed Interest Options

The following is a list of Fixed Interest Options currently available under the Contract. We may change the features of the Fixed Interest Options listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Options. We will provide you with written notice before doing so.

Note: If amounts are withdrawn from the Guaranteed Accumulation Account before the end of a Guaranteed Term, we may apply a Market Value Adjustment. This may result in a significant reduction in your Account Value.

For more information about the Fixed Interest Options and the Market Value Adjustment, see “THE INVESTMENT OPTIONS – Fixed Interest Options” and “CHARGES, FEES AND ADJUSTMENTS – Market Value Adjustment.”

Name	Term*	Minimum Guaranteed Interest Rate**
Guaranteed Accumulation Account	1 month to 10 years	0.25%
The Fixed Account	N/A	1.00%

*	The terms available under your plan may vary.
**	The minimum guaranteed interest rate for your Contract is stated in your Contract, and will not be less than stated.

Variable Option [Line Items]
Prospectuses Available [Text Block]

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=pros&cid=voyavpx&fid=NRVA01718. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Portfolio Companies [Table Text Block]
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long- term capital appreciation.	Voya Balanced Income Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%*	11.96%	5.92%	7.16%
Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high- quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%*	4.02%	3.02%	1.96%
*	Current expenses reflect applicable waivers or expense limitations as reported in the Fund’s prospectus.
**	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%*	18.21%	15.46%	14.62%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%*	7.71%	0.15%	2.66%

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]

The following is a list of Fixed Interest Options currently available under the Contract. We may change the features of the Fixed Interest Options listed below, offer new Fixed Interest Options, and terminate existing Fixed Interest Options. We will provide you with written notice before doing so.

Fixed Options Available [Table Text Block]
Name	Term*	Minimum Guaranteed Interest Rate**
Guaranteed Accumulation Account	1 month to 10 years	0.25%
The Fixed Account	N/A	1.00%

Item 31A. Non-Variable Annuities [Line Items]
Non-variable Annuities [Table Text Block]

Item 31A. Information about Contracts with Index-Linked Options and/or Fixed Options Subject to a Contract Adjustment

Name of the Contract	Number of Contracts outstanding	Total value attributable to the Index-Linked Option and/or Fixed Option subject to a Contract Adjustment	Number of Contracts sold during the prior calendar year	Gross premiums received during the prior calendar year	Amount of Contract value redeemed during the prior calendar year	Combination Contract (Yes/No)
Guaranteed Accumulation Account (“GAA”)	9,151 contracts	$448,638,717 as of 12/31/25	0	$4,745,380	$47,244,412	Yes

Non-variable Annuities [Line Items]
Non-variable Annuities, Name	Guaranteed Accumulation Account (“GAA”)
Non-variable Annuities, Number Outstanding	9,151
Non-variable Annuities, Total Value	$ 448,638,717
Non-variable Annuities, Number Sold	0
Non-variable Annuities, Gross Premiums	$ 4,745,380
Non-variable Annuities, Value Redeemed	$ 47,244,412
Non-variable Annuities, Combination [Flag]	true
Guaranteed Accumulation Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	Guaranteed Accumulation Account
Fixed Option Available, Term	10 years
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	0.25%
The Fixed Account [Member]
Fixed Option [Line Items]
Fixed Option Available, Name	The Fixed Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
Voya Balanced Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long- term capital appreciation.
Portfolio Company Name [Text Block]	Voya Balanced Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	11.96%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	7.16%
Voya Government Money Market Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high- quality money market instruments while maintaining a stable share price of $1.00.
Portfolio Company Name [Text Block]	Voya Government Money Market Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.40%
Average Annual Total Returns, 1 Year [Percent]	4.02%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	1.96%
Voya Growth and Income Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	15.46%
Average Annual Total Returns, 10 Years [Percent]	14.62%
Voya Intermediate Bond Portfolio (Class I) [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio (Class I)
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.66%
Account Value Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Account Value Death Benefit
Purpose of Benefit [Text Block]	Pays a death benefit equal to the Account Value.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	For amounts held in the Guaranteed Accumulation Account, if a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits.
Name of Benefit [Text Block]	Account Value Death Benefit
Systematic Distribution Options [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Distribution Options
Purpose of Benefit [Text Block]	Allows you to receive regular payments from your account without moving into the Income Phase.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	If not required under the plan, VRIAC may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections. This benefit may not be available under your Contract. Participants should refer to their plan documents for available benefits
Name of Benefit [Text Block]	Systematic Distribution Options
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. An Investor can lose money by investing in the Contract. See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

No. This Contract is not designed for short-term investing and is not appropriate for an Investor who needs ready access to cash. The Contract is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan and may expose you to early withdrawal charges or tax penalties. You should not participate in this Contract if you are looking for a short-term investment or expect to make withdrawals before you are age 59½.You may not receive any distribution before retirement, except upon reaching age 70½ or terminating employment with Texas public institutions of higher learning.

Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties. Amounts removed from the Guaranteed Accumulation Account before the end of a Guaranteed Term may also result in a negative Market Value Adjustment. At the end of the Guaranteed Term we will reallocate your Account Value in the GAA according to your instructions. If you have not provided instructions, we will automatically reinvest the maturing investment into a guaranteed term available in the current deposit period. For contracts that distinguish between short- and long-term classifications, we will generally transfer the maturing investment to the available deposit period for the guaranteed term having the shortest maturity within the same classification. For other contracts, we will generally transfer the maturing investment in the following manner based upon availability:

•    To a guaranteed term of the same duration, if available;

•    To a guaranteed term with the next shortest duration, if available; or

•    To a guaranteed term with the next longest duration.

See “PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.”

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract. Each investment option (including the Guaranteed Accumulation Account and the other Fixed Interest Options) will have its own unique risks, and you should review these investment options before making an investment decision.

See “THE INVESTMENT OPTIONS – The Variable Investment Options” and “THE INVESTMENT OPTIONS – The Fixed Interest Options.”

Market Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Market Risk – You bear the risk of any decline in the Account Value caused by the performance of the underlying Funds held by the Subaccounts. Those Funds could decline in value very significantly, and there is a risk of loss of your entire amount invested. The risk of loss varies with each underlying Fund. The investment risks are described in the prospectuses for the underlying Funds. There also is investment risk associated with an investment in the Guaranteed Accumulation Account if you remove Account Value before the end of a Guaranteed Term. If interest rates at the time of a withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.
Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk – You should carefully consider the risk associated with withdrawals, including a surrender of the participant’s certificate and a withdrawal under a certificate. A surrender or partial withdrawal may be subject to federal and state taxes, including a 10% federal income tax penalty on the taxable portion of the withdrawal, if taken prior to age 59½. Surrendering the participant certificate terminates the certificate. You may also incur a negative MVA if you remove Account Value from the Guaranteed Accumulation Account before the end of a Guaranteed Term. Under extreme conditions, you could lose up to 100% of your withdrawal from the GAA due to a negative MVA. Withdrawals can result in a significant reduction in your Account Value, death benefit and benefits under a participant certificate. Because of Contract features like these and given the tax consequences referred to above, you should not view the Contract as a short-term savings vehicle.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]

An investment in the Contract is subject to the risks related to VRIAC, including that any obligations, including under the Fixed Interest Options, guarantees or benefits are subject to the financial strength and claims-paying ability of VRIAC. More information about VRIAC, including its financial strength and claims paying ability, is available upon request, by contacting Customer Service at 1-800-584-6001.

See “THE CONTRACT – The General Account.”

Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Insolvency – It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore become unable to provide all of the guarantees and benefits that exceed the assets in the Separate Account that we have promised.
Contract Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Changes - We do not guarantee that each Fund or Fixed Interest Option will always be available for investment through the Contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, combine two or more Subaccounts; close Subaccounts and, unless we receive alternative allocation instructions, allocate all future amounts directed to the Subaccount that was closed or is unavailable among the other available Subaccounts according to the most recent allocation instructions we have on file; or substitute a new Fund for a Fund in which a Subaccount currently invests. Additionally, we may limit your ability to make transfers between investment options if you violate our policy on frequent or disruptive transfers.
Business Disruption and Cybersecurity Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business Disruption and Cybersecurity Risks – We rely on technology, including interconnected computer systems and data storage networks and digital communications, to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our service providers and other business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. Cyber-attacks may be systemic (e.g., affecting the internet, cloud services, or other infrastructure) or targeted (e.g., failures in or breach of our systems or those of third parties on whom we rely, including ransomware and malware attacks).

Cybersecurity risks include, but are not limited to, the loss, theft, misuse, corruption, and destruction of data maintained online or digitally, interference with or denial of service, attacks on our website (or the websites of third parties on whom we rely), disruption of routine business operations, and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.

Systems failures and cybersecurity incidents affecting us, our affiliates, the underlying funds, intermediaries, service providers, and other third parties on whom we rely may adversely affect your contract value and interfere with our ability to process contract transactions and calculate contract values. Systems failures and cybersecurity breaches may cause us to be unable to process orders from our website or with the underlying funds, cause us to be unable to calculate unit values and/or the underlying funds to be unable to calculate share values, cause the release or possible destruction of confidential customer and/or business information, impede order processing or cause other operational issues, subject us and our service providers and intermediaries to regulatory fines, litigation, and financial losses, and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value.

The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your contract value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid cybersecurity breaches affecting your contract.

In addition, we are also exposed to risks related to natural and man-made disasters, including, but not limited to, storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability of our employees or the employees of our service providers to perform their job responsibilities. They could interfere with our processing of contract transactions, including processing orders from owners and orders with the underlying funds, impact our ability to calculate contract value, or have other adverse impacts on our operations. These events may also negatively affect the our service providers and intermediaries, the underlying funds and the issuers of securities in which the underlying funds invest, which may cause the underlying funds to lose value. There can be no assurance that we or the underlying funds or our service providers and intermediaries will be able to avoid negative impacts associated with natural and man-made disasters.

Short-Term Investment [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Short-Term Investment – You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are age 59½.
Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences – Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract.
Contract Corporate 401 [Member]
Item 3. Key Information [Line Items]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.53%	[8]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.95%	[8]
Lowest Annual Cost [Dollars]	$ 1,572
Highest Annual Cost [Dollars]	1,711
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 30	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	1.19%	[10]
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$7,124	$11,570	$15,129	$22,660

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,124
Surrender Expense, 3 Years, Maximum [Dollars]	11,570
Surrender Expense, 5 Years, Maximum [Dollars]	15,129
Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,660
No Surrender Example [Table Text Block]
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$1,971	$6,097	$10,478	$22,660

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,971
No Surrender Expense, 3 Years, Maximum [Dollars]	6,097
No Surrender Expense, 5 Years, Maximum [Dollars]	10,478
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,660
Contract Group IRA [Member]
Item 3. Key Information [Line Items]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.53%	[8]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.95%	[8]
Lowest Annual Cost [Dollars]	$ 1,590
Highest Annual Cost [Dollars]	1,729
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]		[9]
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%	[10]
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$1,950	$6,031	$10,367	$22,432

Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,950
Surrender Expense, 3 Years, Maximum [Dollars]	6,031
Surrender Expense, 5 Years, Maximum [Dollars]	10,367
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 22,432
No Surrender Example [Table Text Block]
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$1,950	$6,031	$10,367	$22,432

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 1,950
No Surrender Expense, 3 Years, Maximum [Dollars]	6,031
No Surrender Expense, 5 Years, Maximum [Dollars]	10,367
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 22,432
Contract HR 10 Plans [Member]
Item 3. Key Information [Line Items]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.53%	[8]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.95%	[8]
Lowest Annual Cost [Dollars]	$ 1,598
Highest Annual Cost [Dollars]	2,130
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 30	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	1.50%	[10]
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$7,609	$13,030	$17,596	$27,870

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,609
Surrender Expense, 3 Years, Maximum [Dollars]	13,030
Surrender Expense, 5 Years, Maximum [Dollars]	17,596
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 27,870
No Surrender Example [Table Text Block]
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,482	$7,637	$13,059	$27,870

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,482
No Surrender Expense, 3 Years, Maximum [Dollars]	7,637
No Surrender Expense, 5 Years, Maximum [Dollars]	13,059
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 27,870
SEP Contract [Member]
Item 3. Key Information [Line Items]
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.53%	[8]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.95%	[8]
Lowest Annual Cost [Dollars]	$ 1,639
Highest Annual Cost [Dollars]	1,777
Item 4. Fee Table [Line Items]
Administrative Expense, Current [Dollars]	$ 30	[9]
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%	[10]
Surrender Example [Table Text Block]
Example A: If you withdraw your entire Account Value at the end of the applicable time period:	1 Year	3 Years	5 Years	10 Years
	$7,182	$11,743	$15,423	$23,289

Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,182
Surrender Expense, 3 Years, Maximum [Dollars]	11,743
Surrender Expense, 5 Years, Maximum [Dollars]	15,423
Surrender Expense, 10 Years, Maximum [Dollars]	$ 23,289
No Surrender Example [Table Text Block]
Example B: If you do not withdraw your entire Account Value or if you select an Income Phase payment option at the end of the applicable time period:*	1 Year	3 Years	5 Years	10 Years
	$2,032	$6,280	$10,786	$23,289

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,032
No Surrender Expense, 3 Years, Maximum [Dollars]	6,280
No Surrender Expense, 5 Years, Maximum [Dollars]	10,786
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 23,289

[1]	1As a percentage of average Account Value
[2]
[2]	The Base Contract Expenses include (1) the mortality and expense risk charge (1.25% for HR 10 Contract, SEP Contract and Group IRA Contract and 1.19% for Corporate 401 Contract), which compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit; (2) an administrative expense charge of up to 0.25% annually of Account Value invested in the Subaccounts; and (3) a $30 annual maintenance fee converted to an annual percentage equal to 0.000755455%. The maximum base contract expenses reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. The annual maintenance fee is not applied to amounts held under Group IRA certificates and may be reduced or waived in certain circumstances for the Contract. The minimum amount reflects these reductions or waivers, while the maximum amount does not. Additionally, the minimum amount reflects the lower mortality and expense risk charge for Corporate 401 Contract and the maximum amount reflects the higher mortality and expense risk charge for the other Contract. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”

[3]
[1]	This is a deferred sales charge. In certain cases, this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. No early withdrawal charge applies to amounts held in the Fixed Account or the Subaccounts under Group IRA Contract. See “CHARGES, FEES AND ADJUSTMENTS – Transaction Fees – Early Withdrawal Charge.”

[4]
[2]	We currently allow an unlimited number of transfers or allocation changes without charge. However, we reserve the right to impose a transfer fee of $10.00 for each transfer or allocation change in excess of 12 during each calendar year. See “CHARGES, FEES AND ADJUSTMENTS – Transaction Fees – Allocation and Transfer Fees.”

[5]
[3]	We reserve the right to deduct a charge for premium taxes from your Account Value or from payments to the Account at any time, but not before there is a tax liability under state law. See “CHARGES, FEES AND ADJUSTMENTS ‒ Premium and Other Taxes.”

[6]
[4]	A Market Value Adjustment will apply to withdrawals or transfers from the Guaranteed Accumulation Account. Withdrawals due to the election of a lifetime income option and Withdrawals due to the death of the participant (if paid within the first six months following death) will be subject to an aggregate MVA only if it is positive. All other withdrawals will be subject to an aggregate MVA, regardless of whether it is positive or negative. For more information, see “CHARGES, FEES AND ADJUSTMENTS – Contract Adjustments.”

[7]
[7]	Any expense waivers or reimbursements will remain in effect until at least April 30, 2027, and can only be terminated early with approval by the Fund company’s board of directors.

[8]
[3]	As a percentage of the Portfolio Company’s net assets. These expenses, which include management fees, distribution (12b-1) and/or service fees and other expenses, do not take into account any fee waiver or expense reimbursement arrangements that may apply. These expenses are for the year ended December 31, 2025, and will vary from year to year.

[9]
[5]	This fee is deducted from each individual or plan account. It may be reduced or waived in certain circumstances. The maintenance fee does not apply to amounts held under Group IRA Contract. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges – Annual Maintenance Fee.”

[10]
[6]	The mortality and expense risk charge, included in the base contract expenses, compensates us for the mortality and expense risks we assume under the Contract, including those risks associated with our funding of the death benefit. The base contract expenses also reflect an administration expense charge imposed on HR 10 Contract issued after May 1, 1984, equal to 0.25% annually of the Account Value invested in the Subaccounts. See “CHARGES, FEES AND ADJUSTMENTS – Periodic Fees and Charges.”